Average Annual Total Returns{- Franklin International Small Cap Fund} - Franklin Global Trust 3 - FGT3-23 - Franklin International Small Cap Fund	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Advisor Class After Taxes on Distributions Past 1 year	Advisor Class After Taxes on Distributions Past 5 years	Advisor Class After Taxes on Distributions Past 10 years	Advisor Class After Taxes on Distributions and Sales Past 1 year	Advisor Class After Taxes on Distributions and Sales Past 5 years	Advisor Class After Taxes on Distributions and Sales Past 10 years	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		MSCI EAFE Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year	MSCI EAFE Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years	MSCI EAFE Small Cap Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years
Total	12.63%	4.41%	7.19%	11.24%	2.60%	5.73%	8.46%	3.02%	5.55%	6.22%	2.99%	6.31%	10.46%	3.37%	6.13%	12.10%	3.90%	6.66%	12.83%	4.58%	5.06%	[1]	24.96%	8.85%	8.75%

[1]	1. Since inception May 1, 2013.